UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23117

JPMorgan Trust IV

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust IV

Schedule of Portfolio Investments as of March 31, 2017

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2017.

JPMorgan SmartSpending 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange-Traded Funds — 38.2%
	Fixed Income — 25.2%
50,241	iShares Core U.S. Aggregate Bond Fund	5,450,646
19,947	iShares TIPS Bond Fund	2,286,924

	Total Fixed Income	7,737,570

	International Equity — 8.0%
23,705	iShares Core MSCI EAFE Fund	1,373,705
22,693	iShares Core MSCI Emerging Markets Fund	1,084,498

	Total International Equity	2,458,203

	U.S. Equity — 5.0%
2,283	iShares Russell 2000 Fund	313,867
2,929	iShares Russell Mid-Cap Fund	548,250
8,282	Vanguard REIT Fund	684,010

	Total U.S. Equity	1,546,127

	Total Exchange-Traded Funds (Cost $11,438,825)	11,741,900

Investment Companies — 59.9% (b)
	Alternative Assets — 1.4%
48,966	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	442,655

	Fixed Income — 35.3%
501,063	JPMorgan Core Bond Fund, Class R6 Shares	5,777,255
84,063	JPMorgan Corporate Bond Fund, Class R6 Shares	836,432
18,960	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	154,901
18,176	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	150,861
80,099	JPMorgan Floating Rate Income Fund, Class R6 Shares	756,936
427,844	JPMorgan High Yield Fund, Class R6 Shares	3,174,604

	Total Fixed Income	10,850,989

	International Equity — 4.5%
81,669	JPMorgan International Research Enhanced Equity Fund, Select Class Shares	1,372,853

	U.S. Equity — 18.7%
85,871	JPMorgan Equity Index Fund, Class R6 Shares	3,134,294
43,662	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	764,526
68,906	JPMorgan U.S. Equity Fund, Class R6 Shares	1,073,558
23,285	JPMorgan Value Advantage Fund, Class R6 Shares	772,121

	Total U.S. Equity	5,744,499

	Total Investment Companies (Cost $17,957,243)	18,410,996

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 1.2%
360,000	U.S. Treasury Note, 0.750%, 01/31/18 (k) (Cost $359,548)	359,128

SHARES
Short-Term Investment — 0.3%
	Investment Company — 0.3%
86,143	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $86,143)	86,143

	Total Investments — 99.6% (Cost $29,841,759)	30,598,167
	Other Assets in Excess of Liabilities — 0.4%	121,609

	NET ASSETS — 100.0%	$30,719,776

Percentages indicated are based on net assets.

JPMorgan SmartSpending 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (Continued)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
6	TOPIX Index	06/08/17	JPY	$816,923	$(14,676)
2	S&P/TSX 60 Index	06/15/17	CAD	274,347	(726)
2	E-mini S&P 500 Index	06/16/17	USD	235,920	(404)
12	Mini MSCI Emerging Markets Index	06/16/17	USD	576,840	21,000
4	Mini Russell 2000 Index	06/16/17	USD	276,880	4,117
	Short Futures Outstanding
(1)	Hang Seng Index	04/27/17	HKD	(155,383)	1,431
(7)	Euro Bund	06/08/17	EUR	(1,205,420)	(2,579)
(1)	SPI 200 Index	06/15/17	AUD	(111,576)	(1,884)
(2)	FTSE 100 Index	06/16/17	GBP	(182,410)	(565)
(3)	10 Year Canadian Government Bond	06/21/17	CAD	(309,779)	(2,091)
(21)	5 Year U.S. Treasury Note	06/30/17	USD	(2,472,258)	(16,685)

					$(13,062)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EAFE	—	Europe, Australasia, and Far East
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
REIT	—	Real Estate Investment Trust.
SPI	—	Australian Securities Exchange
TIPS	—	Treasury Inflation Protected Security
TOPIX	—	Tokyo Stock Price Index
TSX	—	Toronto Stock Exchange
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of March 31, 2017.

JPMorgan SmartSpending 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (Continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$764,360
Aggregate gross unrealized depreciation	(7,952)

Net unrealized appreciation/depreciation	$756,408

Federal income tax cost of investments	$29,841,759

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartSpending 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (Continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$30,239,039	$359,128	$—	$30,598,167

Appreciation in Other Financial Instruments
Futures Contracts	$25,117	$1,431	$—	$26,548

Depreciation in Other Financial Instruments
Futures Contracts	$(22,485)	$(17,125)	$—	$(39,610)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 114.3%
	Common Stocks — 113.0%
	Consumer Discretionary — 25.9%
	Auto Components — 3.5%
1,500	BorgWarner, Inc.	62,685
3,161	Delphi Automotive plc	254,429
1,500	Goodyear Tire & Rubber Co. (The)	54,000
900	Tenneco, Inc.	56,178

		427,292

	Automobiles — 4.7%
11,153	Ford Motor Co.	129,821
12,507	General Motors Co. (j)	442,247

		572,068

	Diversified Consumer Services — 0.5%
1,900	DeVry Education Group, Inc.	67,355

	Hotels, Restaurants & Leisure — 5.0%
7,892	Arcos Dorados Holdings, Inc., (Uruguay), Class A (a)	63,531
2,888	Bloomin’ Brands, Inc.	56,980
3,632	Carnival Corp.	213,961
2,761	Royal Caribbean Cruises Ltd. (j)	270,882

		605,354

	Household Durables — 5.3%
1,425	CalAtlantic Group, Inc.	53,366
8,400	DR Horton, Inc.	279,804
5,664	Toll Brothers, Inc. (a)	204,527
600	Whirlpool Corp.	102,798

		640,495

	Leisure Products — 2.5%
4,900	Brunswick Corp.	299,880

	Media — 1.9%
3,050	DISH Network Corp., Class A (a)	193,645
1,344	Twenty-First Century Fox, Inc., Class A	43,532

		237,177

	Multiline Retail — 0.6%
2,500	Macy’s, Inc.	74,100

	Specialty Retail — 1.1%
1,600	Best Buy Co., Inc.	78,640
700	Murphy USA, Inc. (a)	51,394

		130,034

	Textiles, Apparel & Luxury Goods — 0.8%
1,400	Coach, Inc. (j)	57,862
1,600	Kate Spade & Co. (a)	37,168

		95,030

	Total Consumer Discretionary	3,148,785

	Consumer Staples — 4.3%
	Beverages — 1.2%
1,592	Molson Coors Brewing Co., Class B	152,370

	Food & Staples Retailing — 3.1%
800	CVS Health Corp.	62,800
2,100	Rite Aid Corp. (a)	8,925
2,200	US Foods Holding Corp. (a)	61,556
2,900	Walgreens Boots Alliance, Inc.	240,845

		374,126

	Total Consumer Staples	526,496

	Energy — 9.8%
	Oil, Gas & Consumable Fuels — 9.8%
1,500	Cabot Oil & Gas Corp.	35,865
2,288	Diamondback Energy, Inc. (a)	237,300
1,743	EOG Resources, Inc.	170,030
858	EQT Corp.	52,424
1,200	Marathon Petroleum Corp.	60,648
2,262	Occidental Petroleum Corp.	143,320
2,500	PBF Energy, Inc., Class A	55,425
1,373	Pioneer Natural Resources Co. (j)	255,694
3,700	Suncor Energy, Inc., (Canada)	113,775
765	Tesoro Corp.	62,011

	Total Energy	1,186,492

	Financials — 31.6%
	Banks — 19.1%
23,262	Bank of America Corp. (j)	548,751
5,300	Barclays plc, (United Kingdom), ADR	59,572
9,019	Citigroup, Inc. (j)	539,517
3,367	Huntington Bancshares, Inc.	45,084
1,500	IBERIABANK Corp.	118,650
7,700	ING Groep NV, (Netherlands), ADR	116,193
1,900	Intesa Sanpaolo SpA, (Italy), ADR	30,846
20,155	KeyCorp (j)	358,356
17,600	Lloyds Banking Group plc, (United Kingdom), ADR	59,840
8,017	Wells Fargo & Co. (j)	446,226

		2,323,035

	Capital Markets — 7.2%
500	Ameriprise Financial, Inc.	64,840
3,700	Bank of New York Mellon Corp. (The)	174,751
5,835	Charles Schwab Corp. (The)	238,126
2,950	Deutsche Bank AG, (Germany) (a)	50,622
573	Goldman Sachs Group, Inc. (The)	131,630
2,600	Morgan Stanley	111,384
800	State Street Corp.	63,688

JPMorgan Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
	Capital Markets — continued
4,600	WisdomTree Investments, Inc.	41,768

		876,809

	Consumer Finance — 0.4%
2,401	Ally Financial, Inc.	48,812

	Diversified Financial Services — 1.0%
700	Berkshire Hathaway, Inc., Class B (a)	116,676

	Insurance — 3.9%
2,600	Lincoln National Corp.	170,170
5,163	MetLife, Inc.	272,710
300	Prudential Financial, Inc.	32,004

		474,884

	Total Financials	3,840,216

	Health Care — 13.9%
	Biotechnology — 3.7%
334	Alexion Pharmaceuticals, Inc. (a)	40,494
1,000	Celgene Corp. (a)	124,430
4,249	Gilead Sciences, Inc.	288,592

		453,516

	Health Care Equipment & Supplies — 0.6%
600	Zimmer Biomet Holdings, Inc.	73,266

	Health Care Providers & Services — 4.7%
2,070	Aetna, Inc.	264,028
900	Centene Corp. (a)	64,134
600	Humana, Inc.	123,684
700	UnitedHealth Group, Inc.	114,807

		566,653

	Pharmaceuticals — 4.9%
763	Allergan plc	182,296
11,600	Pfizer, Inc. (j)	396,836
496	Teva Pharmaceutical Industries Ltd., (Israel), ADR	15,917

		595,049

	Total Health Care	1,688,484

	Industrials — 9.6%
	Aerospace & Defense — 0.6%
1,625	Textron, Inc.	77,334

	Airlines — 6.5%
5,000	Controladora Vuela Cia de Aviacion SAB de CV, (Mexico), ADR (a)	69,700
2,107	Delta Air Lines, Inc.	96,837
3,500	JetBlue Airways Corp. (a)	72,135
4,434	Southwest Airlines Co.	238,372
3,754	Spirit Airlines, Inc. (a) (j)	199,225
1,525	United Continental Holdings, Inc. (a)	107,726

		783,995

	Building Products — 0.4%
1,100	Johnson Controls International plc	46,332

	Industrial Conglomerates — 1.0%
1,000	Honeywell International, Inc.	124,870

	Road & Rail — 1.1%
1,300	Union Pacific Corp.	137,696

	Total Industrials	1,170,227

	Information Technology — 6.9%
	Electronic Equipment, Instruments & Components — 0.5%
788	TE Connectivity Ltd.	58,745

	IT Services — 1.3%
920	International Business Machines Corp.	160,209

	Semiconductors & Semiconductor Equipment — 4.0%
1,130	Broadcom Ltd. (j)	247,425
2,260	NXP Semiconductors NV, (Netherlands) (a)	233,910

		481,335

	Technology Hardware, Storage & Peripherals — 1.1%
1,599	Western Digital Corp.	131,966

	Total Information Technology	832,255

	Materials — 6.4%
	Chemicals — 4.0%
600	Celanese Corp., Series A	53,910
1,300	Dow Chemical Co. (The)	82,602
1,245	Eastman Chemical Co.	100,596
5,982	Mosaic Co. (The)	174,555
1,089	Westlake Chemical Corp.	71,928

		483,591

	Containers & Packaging — 0.4%
900	Crown Holdings, Inc. (a)	47,655

	Metals & Mining — 2.0%
1,500	Alcoa Corp.	51,600
5,000	Alumina Ltd., (Australia), ADR	27,225
3,600	Freeport-McMoRan, Inc. (a)	48,096
800	Reliance Steel & Aluminum Co.	64,016
1,500	United States Steel Corp.	50,715

		241,652

	Total Materials	772,898

	Real Estate — 2.2%
	Equity Real Estate Investment Trusts (REITs) — 2.2%
4,500	Host Hotels & Resorts, Inc.	83,970

JPMorgan Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
	Equity Real Estate Investment Trusts (REITs) — continued
2,075	LaSalle Hotel Properties	60,071
3,800	Weyerhaeuser Co.	129,124

	Total Real Estate	273,165

	Telecommunication Services — 2.4%
	Diversified Telecommunication Services — 2.0%
3,000	AT&T, Inc.	124,650
2,500	Verizon Communications, Inc.	121,875

		246,525

	Wireless Telecommunication Services — 0.4%
700	T-Mobile US, Inc. (a)	45,213

	Total Telecommunication Services	291,738

	Total Common Stocks (Cost $12,329,198)	13,730,756

NUMBER OF RIGHTS
Right — 0.0% (g)
	Financials — 0.0% (g)
	Capital Markets — 0.0% (g)
2,950	Deutsche Bank AG, (Germany), expiring 04/06/17 (a) (Cost $–)	6,962

SHARES
Short-Term Investment — 1.3%
	Investment Company — 1.3%
152,813	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $152,813)	152,813

	Total Investments — 114.3% (Cost $12,482,011)	13,890,531
	Liabilities in Excess of Other Assets — (14.3)%	(1,738,802)

	NET ASSETS — 100.0%	$12,151,729

Short Positions — 15.5%
	Common Stocks — 15.5%
	Consumer Discretionary — 1.2%
	Automobiles — 0.6%
258	Tesla, Inc. (a)	71,801

	Specialty Retail — 0.6%
1,790	Bed Bath & Beyond, Inc.	70,634

	Total Consumer Discretionary	142,435

	Consumer Staples — 3.3%
	Food & Staples Retailing — 1.3%
1,062	Sysco Corp.	55,139
1,439	Wal-Mart Stores, Inc.	103,723

		158,862

	Household Products — 1.5%
810	Clorox Co. (The)	109,212
674	Colgate-Palmolive Co.	49,330
336	Procter & Gamble Co. (The)	30,190

		188,732

	Personal Products — 0.5%
650	Estee Lauder Cos., Inc. (The), Class A	55,114

	Total Consumer Staples	402,708

	Financials — 1.1%
	Capital Markets — 1.1%
2,330	Legg Mason, Inc.	84,136
1,077	Thomson Reuters Corp.	46,559

	Total Financials	130,695

	Health Care — 2.8%
	Biotechnology — 1.0%
1,220	AbbVie, Inc.	79,495
281	Amgen, Inc.	46,104

		125,599

	Health Care Equipment & Supplies — 1.3%
608	Baxter International, Inc.	31,531
251	CR Bard, Inc.	62,384
215	Edwards Lifesciences Corp. (a)	20,225
467	Medtronic plc	37,621

		151,761

	Health Care Providers & Services — 0.5%
1,001	Express Scripts Holding Co. (a)	65,976

	Total Health Care	343,336

	Industrials — 0.5%
	Aerospace & Defense — 0.5%
230	Lockheed Martin Corp.	61,548

	Information Technology — 0.5%
	Internet Software & Services — 0.1%
110	LogMeIn, Inc.	10,725

	Software — 0.4%
645	Citrix Systems, Inc. (a)	53,786

	Total Information Technology	64,511

JPMorgan Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
	Materials — 0.9%
	Chemicals — 0.6%
650	Praxair, Inc.	77,090

	Containers & Packaging — 0.3%
634	Greif, Inc., Class A	34,927

	Total Materials	112,017

	Real Estate — 3.0%
	Equity Real Estate Investment Trusts (REITs) — 3.0%
2,732	Corporate Office Properties Trust	90,429
2,949	GGP, Inc.	68,358
1,630	Tanger Factory Outlet Centers, Inc.	53,415
737	Ventas, Inc.	47,934
2,690	Washington REIT	84,143
358	Welltower, Inc.	25,354

	Total Real Estate	369,633

	Telecommunication Services — 0.9%
	Wireless Telecommunication Services — 0.9%
12,142	Sprint Corp. (a)	105,393

	Utilities — 1.3%
	Electric Utilities — 0.5%
720	Duke Energy Corp.	59,047

	Multi-Utilities — 0.8%
1,350	CenterPoint Energy, Inc.	37,219
710	Consolidated Edison, Inc.	55,139

		92,358

	Total Utilities	151,405

	Total Securities Sold Short (Proceeds $1,857,232)	$1,883,681

Percentages indicated are based on net assets.

JPMorgan Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,549,693
Aggregate gross unrealized depreciation	(141,173)

Net unrealized appreciation/depreciation	$1,408,520

Federal income tax cost of investments	$12,482,011

ADR	—	American Depositary Receipt
REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(j)	—	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $2,870,309.
(l)	—	The rate shown is the current yield as of March 31, 2017.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$13,890,531	$—	$—	$13,890,531

Total Liabilities for Securities Sold Short (a)	$(1,883,681)	$—	$—	$(1,883,681)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust IV

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 26, 2017

/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
May 26, 2017